Operating Income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating Income
Note 16: Operating Income
The operating income is broken down in the following manner:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Revenues	—	—	—
Research tax credit	9,330	11,034	9,770
Subsidies	271	152	—
Other operating income	2,308	3,351	3,369

Total	11,909	14,537	13,139

The Company recognized as other operating income a portion of the upfront fee and milestones agreed under the contract with Nestlé which are deferred over the performance obligation. As of December 31, 2019, the end of the service obligation period over which the revenue from Nestlé will be deferred is expected by 2024.